Geographic and Segment Information (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2026 Segment	Dec. 31, 2025 Segment	Dec. 31, 2025 Integer
Segment Reporting [Abstract]
Number of reportable segments	1	1	1